UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Enterprise Fund
	-	Dreyfus Premier Financial Services Fund
	-	Dreyfus Premier Natural Leaders Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30

Date of reporting period:	06/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Enterprise Fund
STATEMENT OF INVESTMENTS
June 30, 2005 (Unaudited)

Common Stocks--91.8%	Shares		Value($)

Broadcasting--.7%
Regent Communications	263,150	a	1,544,690

Commercial Services--12.6%
AMN Healthcare Services	223,500	a	3,359,205
EVCI Career Colleges Holding	364,600	a,b	2,296,980
Great Wolf Resorts	234,925		4,801,867
Huron Consulting Group	40,895		963,077
Mobile Mini	109,700	a	3,782,456
PRG-Schultz International	222,704	a	628,025
PeopleSupport	482,475		4,400,172
Providence Service	150,125	a	3,727,604
Rush Enterprises, Cl. A	250,075	a	3,336,001
			27,295,387

Computer Software & Services--6.5%
Blackboard	96,150		2,299,908
Captiva Software	201,775	a	2,913,631
Embarcadero Technologies	397,606	a	2,230,570
Kanbay International	33,750		779,962
MIND C.T.I.	494,200		1,383,760
Motive	235,000		2,333,550
SI International	71,950	a	2,155,622
			14,097,003

Electronics--4.4%
Digital Theater Systems	126,175	a	2,249,700
Molecular Devices	83,725	a	1,810,972
Radyne	267,650	a	2,321,864
TTM Technologies	85,500	a	650,655
Terayon Communication Systems	417,200	a	1,289,148
Ultralife Batteries	75,125	a	1,213,269
			9,535,608

Finance--4.9%
ASTA Funding	155,927	b	4,331,652
Community Bancorp	38,900		1,206,678
Marlin Business Services	56,600	a	1,137,660
Pacific Premier Bancorp	119,925	a	1,284,397
Placer Sierra Bancshares	100,000		2,727,000
			10,687,387

Gaming--2.3%
Century Casinos	325,563	a	2,448,234
Pinnacle Entertainment	130,625	a	2,555,025
			5,003,259

Health Care--10.4%
Amedisys	149,825	a,b	5,510,564
Cardiac Science	805,225	a,b	837,434
Encore Medical	429,475	a	2,383,586
Hologic	98,909	a	3,931,633
Merge Technologies	222,575	a,b	4,173,281
Option Care	162,300	b	2,288,430
Quinton Cardiology Systems	264,823	a	2,129,177
Schick Technologies	60,275	a	1,356,187
			22,610,292

Industrial Machinery--1.7%
Accuride	158,350		1,683,260
Gardner Denver	58,800	a	2,062,704
			3,745,964

Internet Software & Services--6.7%
Aladdin Knowledge Systems	231,000	a,b	4,744,740
Fastclick	149,075		1,356,583
Infocrossing	98,275	a,b	1,225,489
Keynote Systems	142,875	a	1,667,351
Open Solutions	161,825	a,b	3,286,666
SupportSoft	447,400	a	2,322,006
			14,602,835

Mining & Metals--1.3%
Gammon Lake Resources	413,225	a	2,781,004

Oil & Gas Equipment & Services--3.6%
Pioneer Drilling	165,150	a	2,520,189
TETRA Technologies	96,150	a	3,062,378
W-H Energy Services	88,325	a	2,201,942
			7,784,509

Oil & Gas Exploration & Production--2.6%
Gasco Energy	692,975	a,b	2,564,007
Toreador Resources	128,875	a	3,130,374
			5,694,381

Pharmaceuticals--6.5%
Auxilium Pharmaceuticals	165,125	b	787,646
Cypress Bioscience	141,250	a	1,864,500
I-Flow	200,600	a	3,337,984
Impax Laboratories	283,600	a	4,452,520
Inspire Pharmaceuticals	107,975	a	909,150
Noven Pharmaceuticals	153,725	a	2,687,113
			14,038,913

Restaurants--4.4%
Buffalo Wild Wings	130,625	a,b	4,075,500
Cosi	244,850	a	1,684,568
McCormick & Schmick's Seafood Restaurants	125,383		1,979,797
Red Robin Gourmet Burgers	30,171	a	1,869,999
			9,609,864

Retail--9.8%
Cache	229,925	a	3,821,353
Celebrate Express	145,100		1,964,654
Citi Trends	157,250	b	2,843,080
Guitar Center	35,465	a	2,070,092
Interface, Cl. A	197,175	a	1,587,259
MarineMax	173,175	a,b	5,411,719
Orange 21	261,725		1,342,649
Trex	85,150	a,b	2,188,355
			21,229,161

Semiconductors--3.4%
California Micro Devices	299,525	a,b	1,701,302
Diodes	32,425	a	1,011,660
Nanometrics	161,475	a,b	2,016,823
Ultratech	143,219	a	2,620,907
			7,350,692

Transportation--4.0%
Marten Transport	180,834	a	3,795,706
Old Dominion Freight Line	88,405	a	2,371,906
Petroleum Helicopters	112,500	a	2,648,250
			8,815,862

Other--6.0%
iShares Russell 2000 Growth Index Fund	68,550	b	4,444,097
iShares S&P Small Cap 600/BARRA Growth Index	40,650	b	4,430,850
Nasdaq-100 Index Tracking Stock	115,875	b	4,263,041
			13,137,988

Total Common Stocks
(cost $179,554,239)			199,564,799

	Principal
Short-Term Investments--7.6%	Amount ($)		Value ($)

Commercial Paper;
Morgan Stanley & Co.,
3.36%, 7/1/2005
(cost $16,580,000)	16,580,000		16,580,000

Investment of Cash Collateral
for Securities Loaned--15.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $33,509,827)	33,509,827	c	33,509,827

Total Investments (cost $229,644,066)	114.8.%		249,654,626

Liabilities, Less Cash and Receivables	(14.8%)		(32,291,425)

Net Assets	100.0%		217,363,201

a Non-income producing.
b All or a portion of these securities are on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $32,122,818 and the total market value of the collateral held by the portfolio is $33,509,827.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier Financial Services Fund
Statement of Investments
June 30, 2005 (Unaudited)

Common Stock-100.0%	Shares		Value($)

Diversified Financial Service-3.8%
American Express	1,500		79,845
R&G Financial, Cl. B	1,800		31,842
			111,687

Finance Companies-16.1%
Accredited Home Lenders Holding	800	[a]	35,200
Capital One Financial	515		41,205
CapitalSource	2,000	[a]	39,260
Countrywide Financial	2,500		96,525
Doral Financial	1,390		22,991
Federal Home Loan Mortgage	1,000		65,230
Federal National Mortgage Association	1,650		96,360
MBNA	1,500		39,240
National Financial Partners	1,000		39,140
			475,151
Insurance Brokers/Services-.7%
Willis Group Holdings	600		19,632

Investment Bankers/Brokers-7.3%
Bear Stearns Cos.	200		20,788
Boston Private Financial Holdings	500		12,600
Goldman Sachs Group	200		20,404
Lehman Brothers Holdings	200		19,856
Merrill Lynch	1,000		55,010
Morgan Stanley	800		41,976
Schwab (Charles)	4,000		45,120
			215,754

Investment Managers-1.0%
State Street Corp	600		28,950

Life Insurance-.3%
Manulife Financial Corp	200		9,562

Major Banks-28.3%
Bank of America	3,500		159,635
Bank of New York	1,200		34,536
BankAtlantic Bancorp, Cl. A	1,350		25,582
Cathay General Bancorp	450		15,169
Citigroup	3,180		147,011
Federated Investors, Cl. B	500		15,005
HSBC Holdings, ADR	600		47,790
J.P. Morgan Chase & Co.	2,400		84,768
National City	500		17,060
SunTrust Banks	300		21,672
US Bancorp	1,000		29,200
W Holding	2,000		20,440
Wachovia	2,250		111,600
Wells Fargo	1,700		104,686
			834,154

Mid-Sized Banks-12.2%
Columbia Bancorp	600		21,870
East West Bancorp	800		26,872
Fifth Third Bancorp	1,000		41,210
First Bancorp	700		28,105
First Horizon National	300		12,660
Hibernia, Cl. A	1,500		49,770
Northern Trust	350		15,956
Prosperity Bancshares	600		17,166
Signature Bank	2,800	[a]	68,320
Texas Regional Bancshares, Cl. A	2,000		60,960
UCBH Holdings	1,000		16,240
			359,129

Multi-Line Insurance-4.7%
Allstate	260		15,535
American International Group	1,800		104,580
Axis Capital Holdings	650		18,395
			138,510

Multi-Sector Company.-2.8%
Berkshire Hathaway, Cl. A	1	[a]	83,500

Other Consumer Services-1.2%
First Marblehead	1,000	[a]	35,060

Property-Casualty Insurance-1.7%
Cincinnati Financial	300		11,868
Montpelier Re Holdings	400		13,832
RenaissanceRe Holdings	250		12,310
Waddell & Reed Financial, Cl. A	700		12,950
			50,960

Real Estate Investment Trust-7.0%
Eagle Hospitality Properties Trust	12,000		109,320
iStar Financial	150		6,239
Saxon Capital	5,300		90,471
			206,030

Rental & Leasing Companies-1.6%
New Century Financial	600		30,870
Newcastle Investment	500		15,075
			45,945

Savings & Loan Associations-2.4%
BankUnited Financial, Cl. A	400		10,816
Hudson City Bancorp	1,600		18,256
TCF Financial	700		18,116
Washington Mutual	600		24,414
			71,602

Smaller Banks-5.4%
Commerce Bancorp	400		12,124
North Fork Bancorporation	750		21,068
Westamerica Bancorporation	800		42,248
Wilmington Trust	500		18,005
Wintrust Financial	1,250		65,438
			158,883

Specialty Insurers-3.5%
Fidelity National Financial	1,000		35,690
Radian Group	380		17,944
Triad Guaranty	1,000	[a]	50,390
			104,024

Total Common Stocks
(cost $2,795,284)			2,948,533

	Principal
Short Term Investments-10.8%	Amount($)	Value($)

U.S. Treasury Bills:
2.84%, 8/4/2005	100,000	99,727
3.01%, 9/22/2005	221,000	219,471
Total Short-Term Investments
(cost $319,198)		319,198

Total Investments(cost $3,114,482)	110.8%	3,267,731

Liabilities, Less Cash and Receivables	(10.8%)	(317,238)

Net Assets	100.0%	2,950,493

ADR-American Depository Receipts.
[a] Non-Income Producing.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER NATURAL LEADERS FUND
Statement of Investments
June 30, 2005 (Unaudited)

Common Stocks--91.9%	Shares	Value ($)

Canadian Oil & Gas--1.2%
Penn West Energy Trust (Units)	5,745	135,600

Coal Mining--2.7%
Fording Canadian Coal Trust	2,200	202,840
Peabody Energy	2,000	104,080
		306,920
Construction, Agricultural Equipment & Trucks--.8%
Massey Energy	2,400	90,528

Contract Drilling--8.8%
ENSCO International	3,700	132,275
Grey Wolf	19,500 a	144,495
Nabors Industries	1,800 a	109,116
Noble	1,800	110,718
Pioneer Drilling	7,900 a	120,554
TGS Nopec Geophysical	6,700 a	179,893
Todco, Cl. A	8,400 a	215,628
		1,012,679
Forest Products--.7%
Timberwest Forest (Units)	6,600	79,181

Industrial Machinery & Compoments--2.8%
ADA-ES	5,800 a	87,580
Bucyrus International, Cl. A	2,900	110,142
National Oilwell Varco	2,500 a	118,850
		316,572
Industrial Specialties--2.3%
Ecolab	4,000	129,440
Zinifex	56,700 a,b	131,017
		260,457
Integrated Oil Companies--9.7%
BP, ADR	3,700	230,806
Chevron	5,400	301,968
ConocoPhillips	3,600	206,964
Exxon Mobil	3,800	218,386
Royal Dutch Petroleum (New York Shares)	2,400	155,760
		1,113,884
Major Chemicals--2.7%
BASF, ADR	2,100	138,600
Sasol, ADR	6,200	167,276
		305,876
Marine Transportation--.8%
General Maritime	2,200	93,280

Miscellaneous--8.8%
Canadian Oil Sands Trust (Units)	1,500	110,075
Cross Timbers Royalty Trust	4,000	162,600
Energy Income & Growth Fund	4,000	91,800
Energy Savings Income Fund (Units)	7,000	99,772
iShares COMEX Gold Trust	5,500 a	239,030
San Juan Basin Royalty Trust	2,600	109,070
Westshore Terminals (Units)	20,000	193,191
		1,005,538
Mutual Funds--1.4%
Newalta Income Fund (Units)	8,600	154,867

Oil & Gas Production--18.2%
Acclaim Energy Trust (Units)	6,500	81,210
Bonavista Energy Trust (Units)	3,000	75,843
Denbury Resources	3,600 a	143,172
ENI, ADR	3,100	397,420
Gasco Energy	40,200 a	148,740
GlobalSantaFe	4,100	167,280
OPTI Canada	5,400 a	117,649
Occidental Petroleum	2,500	192,325
Petroleo Brasileiro, ADR	4,200	218,946
Pride International	12,700 a	326,390
Range Resources	3,900	104,910
XTO Energy	3,300	112,167
		2,086,052
Oil Refining & Marketing--3.8%
Marathon Oil	2,600	138,762
Total, ADR	1,700	198,645
Valero Energy	1,300	102,843
		440,250
Oilfield Services & Equipment--7.5%
Baker Hughes	2,100	107,436
Diamond Offshore Drilling	2,100	112,203
Halliburton	4,700	224,754
Schlumberger	2,400	182,256
Transocean	2,100 a	113,337
Veritas DGC	4,300 a	119,282
		859,268
Other Metals & Minerals--6.3%
Amerigo Resources	70,000 a	102,623
FNX Mining	24,300 a	224,046
Rio Tinto, ADR	1,600	195,072
Uranium Participation	23,000 a	104,903
Western Silver	11,400 a	99,180
		725,824
Packaged Foods--1.3%
Dean Foods	3,700 a	130,388
TreeHouse Foods	740 a	21,097
		151,485
Paper--1.2%
Sonoco Products	5,200	137,800

Precious Metals--5.8%
Cia de Minas Buenaventura, ADR	5,000	114,950
Crystallex International	32,600 a	117,360
North American Palladium	6,500 a	32,240
PAN American Silver	8,600 a	127,194
Streettracks Gold Trust	6,200 a	269,204
		660,948
Real Estate Investment Trusts--1.2%
Plum Creek Timber	3,700	134,310

Specialty Chemicals--2.4%
Praxair	3,200	149,120
Sigma-Aldrich	2,300	128,892
		278,012
Steel & Iron Ore--1.5%
Mesabi Trust	12,300	170,847

Total Common Stocks
(cost $9,106,431)		10,520,178

	Face Amount
	Covered by
Options--.3%	Contracts	Value ($)

Put Options;
Eastman Chemical
September 2005 @ $50	9,500	9,025
Energy Select Sector SPDR,
September 2005 @ $42	30,000	25,500
Total Options
(cost $41,190)		34,525

Other Investments--8.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,004,000)	1,004,000 c	1,004,000

Investment of Cash Collateral for Securities Loaned--1.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $111,691)	111,691 c	111,691

Total Investments (cost $10,263,312)	102.0%	11,670,394

Liabilities, Less Cash and Receivables	(2.0%)	(224,245)

Net Assets	100.0%	11,446,149

ADR--American Depository Receipts

a Non-income producing.
b A portion of this security is on loan. At June 30, 2005, the total market value of the fund's security on loan is $105,308 and the total market value of the collateral held by the fund is
$111,691
c Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS

-	Dreyfus Premier Enterprise Fund

-	Dreyfus Premier Financial Services Fund

-	Dreyfus Premier Natural Leaders Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 10, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)